Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Entity Central Index Key	0000803747
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000012318 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class A Shares
Trading Symbol	VHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class A Shares)	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class A Shares, without a sales charge, returned 14.70% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class A Shares)	October 29, 1999	8.67%	15.75%	15.83%
JPMorgan Growth Advantage Fund (Class A Shares) - excluding sales charge		14.70	17.01	16.45
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38

Performance Inception Date	Oct. 29, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,164,214,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 96,704,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.04% of the Fund's Class A Shares average daily net assets to 0.99% of the Fund's Class A Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.04% of the Fund's Class A Shares average daily net assets to 0.99% of the Fund's Class A Shares average daily net assets.

Material Fund Change Risks Change [Text Block]
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000034442 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class C Shares
Trading Symbol	JGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class C Shares)	$161	1.50%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class C Shares, without a sales charge, returned 14.16% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class C Shares)	May 1, 2006	13.16%	16.43%	15.98%
JPMorgan Growth Advantage Fund (Class C Shares) - excluding sales charge		14.16	16.43	15.98
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38

Performance Inception Date	May 01, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,164,214,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 96,704,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.54% of the Fund's Class C Shares average daily net assets to 1.49% of the Fund's Class C Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.54% of the Fund's Class C Shares average daily net assets to 1.49% of the Fund's Class C Shares average daily net assets.

Material Fund Change Risks Change [Text Block]
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033247 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class I Shares
Trading Symbol	JGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class I Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class I Shares returned 14.99% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class I Shares)	May 1, 2006	14.99%	17.31%	16.73%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38

Performance Inception Date	May 01, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,164,214,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 96,704,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.79% of the Fund's Class I Shares average daily net assets to 0.74% of the Fund's Class I Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.79% of the Fund's Class I Shares average daily net assets to 0.74% of the Fund's Class I Shares average daily net assets.

Material Fund Change Risks Change [Text Block]
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000190884 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R2 Shares
Trading Symbol	JGRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R2 Shares)	$135	1.26%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R2 Shares returned 14.43% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R2 Shares)	July 31, 2017	14.43%	16.71%	16.15%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,164,214,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 96,704,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.30% of the Fund's Class R2 Shares average daily net assets to 1.25% of the Fund's Class R2 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.30% of the Fund's Class R2 Shares average daily net assets to 1.25% of the Fund's Class R2 Shares average daily net assets.

Material Fund Change Risks Change [Text Block]
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000187975 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R3 Shares
Trading Symbol	JGTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R3 Shares)	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R3 Shares returned 14.71% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R3 Shares)	May 31, 2017	14.71%	17.01%	16.45%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,164,214,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 96,704,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.05% of the Fund's Class R3 Shares average daily net assets to 1.00% of the Fund's Class R3 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.05% of the Fund's Class R3 Shares average daily net assets to 1.00% of the Fund's Class R3 Shares average daily net assets.

Material Fund Change Risks Change [Text Block]
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000187976 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R4 Shares
Trading Symbol	JGTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R4 Shares)	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R4 Shares returned 14.99% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R4 Shares)	May 31, 2017	14.99%	17.30%	16.74%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,164,214,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 96,704,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.80% of the Fund's Class R4 Shares average daily net assets to 0.75% of the Fund's Class R4 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.80% of the Fund's Class R4 Shares average daily net assets to 0.75% of the Fund's Class R4 Shares average daily net assets.

Material Fund Change Risks Change [Text Block]
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000073572 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R5 Shares
Trading Symbol	JGVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R5 Shares)	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R5 Shares returned 15.17% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R5 Shares)	January 8, 2009	15.17%	17.48%	16.90%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38

Performance Inception Date	Jan. 08, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,164,214,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 96,704,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.65% of the Fund's Class R5 Shares average daily net assets to 0.60% of the Fund's Class R5 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.65% of the Fund's Class R5 Shares average daily net assets to 0.60% of the Fund's Class R5 Shares average daily net assets.

Material Fund Change Risks Change [Text Block]
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000133820 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R6 Shares
Trading Symbol	JGVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R6 Shares)	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R6 Shares returned 15.27% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R6 Shares)	December 23, 2013	15.27%	17.59%	17.03%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38

Performance Inception Date	Dec. 23, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,164,214,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 96,704,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.55% of the Fund's Class R6 Shares average daily net assets to 0.50% of the Fund's Class R6 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.55% of the Fund's Class R6 Shares average daily net assets to 0.50% of the Fund's Class R6 Shares average daily net assets.

Material Fund Change Risks Change [Text Block]
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments